Other Payables	12 Months Ended
Dec. 31, 2023
Other payables [Abstract]
Other Payables

Note 8 — Other payables

	December 31,
	2023	2022
	U.S. dollars in thousands
Employees and payroll accruals (*)	$1,317	$751
Short term lease liability	69	64
Accrued expenses	614	413
	$2,000	$1,228

(*)	Includes share-based payment compensation liability of $209 thousands and $370 thousand as of December 31, 2023 and 2022 respectively. See note 14.